Schedule of Investments
November 30, 2025 (unaudited)
Archer Balanced Fund

	Shares or Principal
Security Description	Amount ($)	Fair Value ($)(1)

Common Stocks - 69.80%

Air Courier Services - 1.55%
FedEx Corp.	3,250	895,960

Aircraft Engines & Engines Parts - 1.76%
Honeywell International, Inc.	5,000	960,950
Solstice Advanced Materials, Inc.	1,250	59,600

		1,020,550

Beverages - 1.03%
The PepsiCo, Inc.	4,000	594,960

Electric Services - 3.39%
American Electric Power Co., Inc.	3,400	420,818
NextEra Energy, Inc.	17,900	1,544,591

		1,965,409

Electrical Work - 3.61%
Quanta Services, Inc.	4,500	2,091,960

Electronic Computers - 2.98%
Apple, Inc.	6,200	1,728,870

Food & Kindred Products - 0.84%
Nestle S.A. ADR	4,900	487,942

Guided Missiles & Space Vehicles & Parts - 2.02%
Lockheed Martin Corp.	2,550	1,167,543

Hospital & Medical Service Plans - 1.14%
UnitedHealth Group, Inc.	2,000	659,540

National Commercial Banks - 4.26%
Citigroup, Inc.	4,000	414,400
JPMorgan Chase & Co.	6,560	2,053,805

		2,468,205

Petroleum Refining - 2.64%
Chevron Corp.	6,300	952,119
Exxon Mobil Corp.	5,000	579,600

		1,531,719

Pharmaceutical Preparations - 8.07%
Bristol-Myers Squibb Co.	8,550	420,660
Eli Lilly and Co.	1,450	1,559,432
Johnson & Johnson	5,000	1,034,600
Merck & Co., Inc.	9,080	951,856
Pfizer, Inc.	27,500	707,850

		4,674,398

Railroads, Line-Haul Operating - 1.84%
Union Pacific Corp. Class B	4,600	1,066,418

Retail-Drug Stores and Proprietary Stores - 1.48%
CVS Health Corp.	10,694	859,370

Retail-Lumber & Other Building Materials Dealers - 1.36%
The Home Depot, Inc.	2,200	785,224

Retail-Variety Stores - 2.67%
Walmart, Inc.	14,000	1,547,140

Semiconductors & Related Devices - 6.54%
Broadcom, Inc.	9,400	3,787,824

Services-Business Services - 4.29%
Accenture plc Class A (Ireland)	3,000	750,000
MasterCard, Inc. Class A	3,150	1,734,170

		2,484,170

Services-Computer Programming, Data Processing, Etc. - 8.98%
Alphabet, Inc. Class A	8,600	2,753,548
Meta Platforms, Inc. Class A	3,775	2,446,011

		5,199,559

Services-Medical Laboratories - 1.00%
Laboratory Corp. of America Holdings	2,150	577,877

Services-Miscellaneous Amusement & Recreation - 1.08%
The Walt Disney Co. (2)	6,000	626,820

Services-Prepackaged Software - 3.14%
Microsoft Corp.	3,700	1,820,437

Ship & Boat Building & Repairing - 2.82%
Huntington Ingalls Industries, Inc.	5,200	1,630,824

Surgical & Medical Instruments & Apparatus - 1.31%
Becton Dickinson & Co. (2)	3,920	760,558

Total Common Stock	(Cost $ 15,058,476)	40,433,277

Real Estate Investment Trusts - 3.27%

Extra Space Storage, Inc.	5,100	679,167
Prologis, Inc.	9,452	1,214,866

Total Real Estate Investment Trusts	(Cost $ 893,026)	1,894,033

Corporate Bonds - 14.13% (4)

Air-Conditioning, Heating Equipment, and Commercial & Industrial Refrigeration Equipment - 0.44%
Johnson Controls International, plc, 4.900%, 12/1/32	250,000	256,106

Commercial Banks - 0.69%
Royal Bank of Canada, 1.200%, due 4/27/26	100,000	98,891
Royal Bank of Canada, 5.000%, 7/21/32	300,000	301,260

		400,151

Consumer Cyclical Services - 1.09%
American Medical College, 3.017%, 10/1/35	250,000	217,663
Prime Healthcare Foundation Series B, 7.000%, due 12/1/27	400,000	414,344

		632,007

Consumer Products - 0.09%
YMCA of Greater NY, 3.160%, 8/1/31	60,000	54,111

Electric Services - 0.93%
Empire District Electric Co., 6.700%, 11/15/33	500,000	541,222

Financial Services - 1.21%
Ford Motor Credit Co. LLC., 5.700%, due 9/20/34	350,000	349,991
Ford Motor Credit Co. LLC., 5.450%, 2/20/28	350,000	350,260

		700,250

General Building Contractors - Residential Buildings - 0.26%
Lennar Corp., 4.750%, due 11/29/27	150,000	151,189

Heating Equip, Except Elec & Warm Air; & Plumbing Fixtures - 0.95%
Masco Corp., 7.750%, 8/1/29	500,000	550,093

Motor Vehicles & Passenger Car Bodies - 0.24%
General Motors Financial Co., Inc., 3.100%, 1/12/32	150,000	136,652

National Commercial Banks - 2.05%
Bank of America Corp., 5.200%, due 12/5/31	250,000	250,049
Bank of Montreal, 5.100%, due 10/18/34	250,000	248,486
JPMorgan Chase & Co. Series B, 5.330, due 2/1/27 (3-month US Libor + 0.50%)	150,000	149,381
US Bancorp, 3.70%, 1/15/27	300,000	291,238
US Bancorp, 5.200%, due 12/26/29	250,000	249,997

		1,189,152

National Commercial Banks - 0.26%
Truist Financial Corp. Series M, 5.125%, to 12/15/27	150,000	148,794

Natural Gas Transmission - 0.45%
Northern Illinois Gas Co., 5.900%, due 12/1/32	250,000	259,836

Pharmaceutical Preparations - 0.17%
AbbVie, Inc., 3.200%, due 5/14/26	100,000	99,694

Paper Mills - 0.74%
Georgia-Pacific, LLC., 7.250%, 6/1/28	400,000	429,396

Other Real Estate Investment Trust - 0.26%
Ready Capital Corp., 5.750%, due 2/15/26	6,000	148,800

Security Brokers, Dealers & Flotation Companies - 1.56%
Goldman Sachs Group, Inc. Series MTN, 5.100%, 2/14/30	300,000	300,587
Jefferies Financial Group, Inc., 6.000%, 1/31/33	300,000	301,420
Jefferies Financial Group, Inc., 6.500%, 4/30/35	300,000	302,710

		904,716

Services-Advertising Agencies - 0.34%
Omnicom Group, Inc., 3.600%, due 4/15/26	200,000	199,552

Services-Equipment Rental & Leasing, NEC - 0.77%
Air Lease Corp., 3.625%, due 12/1/27	200,000	197,253
United Rentals, Inc., 3.875%, due 11/15/27	250,000	247,363

		444,616

Services-Prepackaged Software - 0.43%
Oracle Corp., 1.650%, due 3/25/26	100,000	99,200
VMWare, Inc., 3.900%, due 8/21/27	150,000	149,746

		248,946

State Commercial Banks - 0.42%
Deutsche Bank, 5.150%, 9/15/34	250,000	242,144

Telephone Communications (No Radio Telephone) - 0.77%
AT&T Inc., 7,125%, 12/15/31	400,000	447,053

Total Corporate Bonds	(Cost $ 7,332,909)	8,184,478

Municipal Bonds - 4.04% (4)

California - 0.03%
Porterville Unified School District, 7.250%, due 7/1/27	20,000	20,048

Georgia - 0.18%
Georgia Loc. Govt., 4.750%, due 6/1/28	99,000	101,473

Illinois - 0.57%
Saint Clair County IL School District #187, 5.169%, 01/01/31	75,000	77,807
Village of Rosemont, 6.600%, due 12/01/2030	90,000	92,292
Village of Rosemont, 6.750%, due 12/01/2035	150,000	159,597

		329,696

Indiana - 0.55%
Evansville-Vanderburgh, IN School Bldg. Corp. Series B, 6.150%, due 7/15/27	135,000	135,254
Fishers, IN Econ Development Revenue Taxable-P3 Project, 2.650%, due 8/1/28	190,000	184,302

		319,556

Maryland - 0.35%
Baltimore Board of School Commissioners City Schools Revenue, 5.692%, due 12/15/25	200,000	200,156

Michigan - 0.43%
City of Coldwater, MI Water Supply & Wastewater System Revenue, 5.000%, due 8/1/26	25,000	25,385
Michigan State Taxable School Loan Series A, 3.200%, due 5/15/27	227,500	225,732

		251,117

New York - 0.43%
New York City, NY Transitional Finance Authority Revenue, 2.760%, due 2/1/26	250,000	249,523

Ohio - 0.44%
New Albany, Floyd County Industry School First Mortgage, 5.000%, due 1/15/27	250,000	255,928

Pennsylvania - 0.75%
East-Norriton-Plymouth-Whipain Joint Sewer Authority, 1.832%, due 8/1/28	250,000	237,425
Pennsylvania ST Taxable-Ref-First Refunding Series, 1.200%, due 8/1/26	200,000	196,584

		434,009

Washington - 0.12%
Douglas County, WA School District No. 206 Eastmont Qualified School Construction, 4.700%, due 12/1/25	70,000	70,000

Wisconsin - 0.19%
Greendale, WI Taxable Community Development, Series A, 4.750%, due 12/1/26	110,000	110,073

Total Municipal Bonds	(Cost $ 2,500,181)	2,341,577

Preferred Securities - 1.16% (4)

Asset Management - 0.14%
B Riley Financial, Inc., 6.50%, due 9/30/26	4,000	79,640

Motor Vehicles & Passenger Car Bodies - 0.21%
Ford Motor Co., 6.000%, due 12/1/59	6,000	124,200

National Commercial Banks - 0.72%
BAC Capital Trust XIII Series F, 6.071%, 3/15/43	150,000	115,049
Huntington Bancshares, Inc. Series G, 4.450%, 10/15/27	150,000	146,847
PNC Capital Trust C, 5.750%, 6/1/28	150,000	147,547

		409,443

Telephone Communications (No Radio Telephone) - 0.10%
QWest Corp., 6.500%, due 9/1/56	3,000	57,600

Total Preferred Securities	(Cost $ 767,125)	670,883

Structured Notes - 0.89% (4)

Banks - 0.55%
Citigroup, Inc., 0.000%, 3/12/34	400,000	317,032

Security Brokers, Dealers & Flotation Companies - 0.34%
Goldman Sachs Group, Inc., 0.000%, 11/13/28	125,000	112,500
Morgan Stanley Series MTN, 0.000%, due 8/30/28	95,000	83,876

		196,376

Total Structured Note	(Cost $ 447,846)	513,408

US Government - 1.30%

U.S. Government Treasury Bill, 3.875%, 8/15/33	750,000	751,406

Total US Government	(Cost $ 705,264)	751,406

Money Market Registered Investment Companies - 5.03%

Federated Treasury Obligation Fund - Institutional Shares - 3.82% (3)	2,915,996	2,915,996

Total Money Market Registered Investment Companies	(Cost $ 2,915,996)	2,915,996

Total Investments - 99.61%	(Cost $ 31,559,319)	57,705,059

Other Assets Less Liabilities - 0.39%		224,069

Total Net Assets - 100.00%		57,929,128

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of November 30, 2025 in valuing the Fund's assets carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments
Level 1 - Quoted Prices	$44,351,490	$-
Level 2 - Other Significant Observable Inputs	13,353,569	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$57,705,059	$-

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) Variable rate security; the coupon rate shown represents the yield at November 30, 2025.
(4) All Corporate Bonds, Municipal Bonds, Preferred Securities and Structured Notes are categorized as Level 2 of the fair value hierarchy.
ADR - American Depository Receipt
LIBOR- London Inter-Bank Offer Rate, which is an international interest rate benchmark that almost all banks use as reference to set their funding costs.